American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

HERITAGE FUND

Supplement dated August 28, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 10.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, rejoined the team that manages the fund in February 2007. He joined American Century in September
1990 and became a portfolio manager in June 1993. He has a bachelor's degree in business administration (management) and an MBA in finance from Texas Christian
University. He is a CFA charterholder.

DAVID M. HOLLOND

Mr. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1998 and became a portfolio manager in March 2004. He has a bachelor's degree in
Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the
University of Pennsylvania and an MBA in finance from The Wharton School at the
University of Pennsylvania.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56573 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GIFTRUST® FUND

Supplement dated August 28, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 10.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, rejoined the team that manages the fund in February 2007. He joined American Century in September
1990 and became a portfolio manager in June 1993. He has a bachelor's degree in business administration (management) and an MBA in finance from Texas Christian
University. He is a CFA charterholder.

DAVID M. HOLLOND

Mr. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1998 and became a portfolio manager in March 2004. He has a bachelor's degree in
Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the
University of Pennsylvania and an MBA in finance from The Wharton School at the
University of Pennsylvania.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56574 0708

American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND *
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND *
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND * NEW
OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND * SELECT FUND *
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA® FUND * VEEDOT® FUND
* VISTA(SM) FUND

Supplement dated August 28, 2007 * Statement of Additional Information dated
March 1, 2007

THE FOLLOWING REPLACES THE ENTRIES FOR GIFTRUST AND HERITAGE ON PAGE 60.

GIFTRUST FUND
--------------------------------------------------------------------------------
Glenn A.        Number of Other        8                   0        2
Fogle(1)        Accounts Managed
                ----------------------------------------------------------------
                Assets in Other        $4,762,099,948      N/A      $128,929,163
                Accounts Managed
--------------------------------------------------------------------------------
David M.        Number of Other        8                   0        2
Hollond(1)      Accounts Managed
                ----------------------------------------------------------------
                Assets in Other        $4,762,099,948      N/A      $128,929,163
                Accounts Managed
--------------------------------------------------------------------------------
HERITAGE FUND
--------------------------------------------------------------------------------
Glenn A.        Number of Other        8                   0        2
Fogle(1)        Accounts Managed
                ----------------------------------------------------------------
                Assets in Other        $4,539,132,724      N/A      $128,929,163
                Accounts Managed
--------------------------------------------------------------------------------
David M.        Number of Other        8                   0        2
Hollond(1)      Accounts Managed
                ----------------------------------------------------------------
                Assets in Other        $4,539,132,724      N/A      $128,929,163
                Accounts Managed
--------------------------------------------------------------------------------

(1)  MR. FOGLE AND MR. HOLLOND BECAME PORTFOLIO MANAGERS FOR THE FUNDS
     FEBRUARY 9, 2007. INFORMATION IS PROVIDED AS OF FEBRUARY 9, 2007.

THE FOLLOWING REPLACES THE ENTRIES FOR GIFTRUST AND HERITAGE ON PAGE 65.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Giftrust
       Glenn A. Fogle(1)(2)        A
--------------------------------------------------------------------------------
       David M. Hollond(1)(2)      A
--------------------------------------------------------------------------------
Heritage
       Glenn A. Fogle(1)           F
--------------------------------------------------------------------------------
       David M. Hollond(1)         C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. FOGLE AND MR. HOLLOND BECAME PORTFOLIO MANAGERS ON THE FUNDS
     FEBRUARY 9, 2007. INFORMATION IS PROVIDED AS OF FEBRUARY 14, 2007.

(2)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56579 0708